Accounts Receivable, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Net (Textual)
Bad debt	$ 22,229	$ (23,608)	$ (150,280)
Allowance For Doubtful Accounts Continuing Operation [Member]
Accounts Receivable, Net (Textual)
Recovery of bad debt	$ 5,826	$ (46,831)	(139,716)
Allowance For Doubtful Accounts Discontinued Operation [Member]
Accounts Receivable, Net (Textual)
Bad debt